As filed with the Securities and Exchange Commission on September 30, 2020	File No. 333- 181176

ICA No. 811-22696

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 83	☒

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 84

Victory Portfolios II

(Exact name of Registrant as Specified in Trust Instrument)

4900 Tiedeman Road, 4th Floor

Brooklyn, Ohio 44114

(Address of Principal Executive Offices)

(800) 539-3863

(Area Code and Telephone Number)

Copy to:

Charles Booth	Christopher K. Dyer	Jay G. Baris
Citi Fund Services Ohio, Inc.	Victory Portfolios II	Sidley Austin LLP
4400 Easton Commons, Suite 200	4900 Tiedeman Road, 4th Floor	787 Seventh Avenue
Columbus, Ohio 43219	Brooklyn, OH 44144	New York, New York 10019

Approximate Date of Proposed Public Offering:  As soon as practicable after this registration statement becomes effective.

It is proposed that this filing will become effective:

☐         Immediately upon filing pursuant to paragraph (b)

☒        On (October 20, 2020) pursuant to paragraph (b)

☐         60 days after filing pursuant to paragraph (a)(1)

☐         On (date) pursuant to paragraph (a)(1)

☐         75 days after filing pursuant to paragraph (a)(2)

☐         On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 83 to the Registration Statement on Form N-1A for Victory Portfolios II is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until October 20, 2020, the effectiveness of Post-Effective Amendment No. 78 (“PEA No. 78”), solely with respect to each of the VictoryShares Top Veteran Employers ETF and VictoryShares Defend America ETF, which was filed with the Securities and Exchange Commission (the “Commission”) via EDGAR on June 19, 2020, accession number 0001104659-20-075305. Post-Effective Amendment No. 80 to the Registration Statement on Form N-1A for Victory Portfolios II was filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act, solely for the purpose of delaying, until October 1, 2020, the effectiveness of PEA 78, solely with respect to each of the VictoryShares Top Veteran Employers ETF and VictoryShares Defend America ETF, which was filed with the Commission via EDGAR on September 1, 2020, accession number 0001104659-20-101366. Since no other changes are intended to be made to PEA No. 78 by means of this filing, Parts A, B and C of PEA No. 78 as they relate to VictoryShares Top Veteran Employers ETF and VictoryShares Defend America ETF are incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 30th day of September, 2020.

VICTORY PORTFOLIOS II

By:	/s/ Christopher K. Dyer

Christopher K. Dyer, President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on the 30th day of September, 2020.

/s/ Christopher K. Dyer	President (Principal Executive Officer)
Christopher K. Dyer

/s/ Allan Shaer	Treasurer (Principal Accounting Officer and Principal Financial Officer)
Allan Shaer

*	Chairman of the Board and Trustee
Leigh A. Wilson

*	Trustee
David Brooks Adcock

*	Trustee
Nigel D.T. Andrews

*	Trustee
E. Lee Beard

*	Trustee
David C. Brown

*	Trustee
Dennis M. Bushe

*	Trustee
John L. Kelly

*	Trustee
David L. Meyer

*
Gloria S. Nelund	Trustee

*By:	/s/ Jay G. Baris
Jay G. Baris
Attorney-in-Fact